ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Payroll payable	150,161	225,912
Payable for business acquisition (Note 3)	—	128,002
Others	64,009	141,570
Accrued expenses and other current liabilities	214,170	495,484